Accounts receivable, net - Schedule of Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable, gross	€ 5,327.9	€ 3,032.5
Allowance for credit losses	(4.1)	(4.5)
Accounts receivable, net	€ 5,323.8	€ 3,028.0